Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,977,837.60
Previously Paid Amount	0.00
Total Fee Amount	2,140.01
Total Offset Amount	0.00
Net Fee	2,140.01
Narrative - Max Aggregate Offering Price	$ 13,977,837.60
Final Prospectus	true